SHARE-BASED COMPENSATION - Share Options And SARs Fair Value Assumptions (Details) - Options and SARs - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted average assumptions used in the BSM pricing model for grants made
Expected annual volatility (as a percent)		38.00%
Risk-free interest rate (as a percent)		1.85%
Weighted-average grant date fair value of awards (in dollars per share)		$ 10.74
Minimum
Weighted average assumptions used in the BSM pricing model for grants made
Expected life of the awards	5 years 6 months 7 days
Maximum
Weighted average assumptions used in the BSM pricing model for grants made
Expected life of the awards	7 years 15 days